Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions
Debt held by related parties	$ 2,362,561	$ 4,869,551
Interest paid to related parties	125,000	9,393
Related party interest expense	120,687	448,732
Warrants held by related parties	$ 942	$ 791,998